JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	52,709	28,564,061
Automobiles & Parts — 0.0% ^
Gentex Corp.	69,098	2,146,184
Banks — 0.2%
Commerce Bancshares, Inc.	128,630	8,323,647
Beverages — 0.9%
Coca-Cola Co. (The)	598,113	39,918,062
Chemicals — 1.2%
CF Industries Holdings, Inc.	109,269	8,347,059
Linde plc	93,032	42,190,012
Olin Corp.	117,405	5,354,842
		55,891,913
Construction & Materials — 1.1%
A O Smith Corp.	71,893	6,113,781
Acuity Brands, Inc.	18,574	4,668,575
Advanced Drainage Systems, Inc.	51,543	9,125,173
Builders FirstSource, Inc. *	51,383	8,599,973
Eagle Materials, Inc.	24,579	6,692,862
Fortune Brands Innovations, Inc.	29,145	2,355,207
Watsco, Inc. (a)	23,387	11,447,702
		49,003,273
Consumer Services — 1.4%
Copart, Inc. *	298,260	15,607,946
eBay, Inc.	246,698	13,718,875
Grand Canyon Education, Inc. *	64,424	10,046,923
H&R Block, Inc.	194,735	11,282,946
Rollins, Inc.	207,511	9,941,852
		60,598,542
Electricity — 0.7%
Consolidated Edison, Inc.	112,520	10,972,950
Evergy, Inc.	111,686	6,477,788
OGE Energy Corp.	251,190	9,738,636
Public Service Enterprise Group, Inc.	70,133	5,594,510
		32,783,884
Electronic & Electrical Equipment — 0.9%
Donaldson Co., Inc.	102,656	7,680,722
IDEX Corp.	42,942	8,952,548
Keysight Technologies, Inc. *	71,708	10,008,285
Mettler-Toledo International, Inc. *	8,089	12,303,612
		38,945,167
Finance & Credit Services — 1.3%
FactSet Research Systems, Inc.	23,958	9,896,810

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
Moody's Corp.	46,262	21,117,678
S&P Global, Inc.	51,877	25,146,338
		56,160,826
Gas, Water & Multi-utilities — 0.8%
Atmos Energy Corp. (a)	94,049	12,026,986
National Fuel Gas Co.	138,935	8,140,202
UGI Corp.	151,293	3,749,040
WEC Energy Group, Inc.	123,314	10,612,403
		34,528,631
General Industrials — 1.0%
3M Co.	122,700	15,650,385
Carlisle Cos., Inc.	20,872	8,736,602
Illinois Tool Works, Inc.	78,671	19,453,765
		43,840,752
Health Care Providers — 0.8%
Centene Corp. *	122,041	9,387,394
Chemed Corp.	17,330	9,880,873
DaVita, Inc. *	63,876	8,726,739
Molina Healthcare, Inc. *	24,777	8,455,647
Premier, Inc., Class A	50,433	1,058,084
		37,508,737
Household Goods & Home Construction — 0.7%
Lennar Corp., Class A	68,751	12,164,114
NVR, Inc. *	1,614	13,892,473
PulteGroup, Inc.	24,574	3,243,768
		29,300,355
Industrial Engineering — 0.5%
Graco, Inc. (a)	113,579	9,659,894
Lincoln Electric Holdings, Inc.	47,573	9,771,970
Nordson Corp.	19,904	4,982,568
		24,414,432
Industrial Metals & Mining — 0.4%
Fastenal Co.	52,271	3,698,173
Reliance, Inc.	9,511	2,896,670
Southern Copper Corp. (Mexico) (a)	95,368	10,167,183
		16,762,026
Industrial Support Services — 6.7%
Accenture plc, Class A (Ireland)	118,974	39,335,184
Automatic Data Processing, Inc.	93,235	24,485,376
Cintas Corp.	26,159	19,983,906
Core & Main, Inc., Class A *	129,888	6,945,111
Jack Henry & Associates, Inc.	39,869	6,836,736
Mastercard, Inc., Class A	150,146	69,624,202
MSC Industrial Direct Co., Inc., Class A	72,552	6,453,500

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Paychex, Inc.	116,388	14,899,992
Verisk Analytics, Inc.	54,048	14,147,064
Visa, Inc., Class A (a)	281,124	74,686,213
Western Union Co. (The)	592,111	7,040,200
WW Grainger, Inc.	16,463	16,081,223
		300,518,707
Industrial Transportation — 1.7%
Allison Transmission Holdings, Inc.	100,540	8,906,839
CH Robinson Worldwide, Inc.	101,343	9,024,594
Expeditors International of Washington, Inc.	87,755	10,953,579
Landstar System, Inc.	52,534	9,994,593
Union Pacific Corp.	135,560	33,446,719
United Parcel Service, Inc., Class B	14,429	1,881,109
		74,207,433
Investment Banking & Brokerage Services — 4.4%
Ameriprise Financial, Inc.	32,325	13,902,013
Berkshire Hathaway, Inc., Class B *	214,272	93,958,272
BlackRock, Inc.	29,223	25,613,959
Broadridge Financial Solutions, Inc.	61,701	13,204,014
Cboe Global Markets, Inc.	53,216	9,765,668
Intercontinental Exchange, Inc.	115,927	17,569,896
Nasdaq, Inc.	182,848	12,375,153
SEI Investments Co.	150,869	10,234,953
Virtu Financial, Inc., Class A	21,838	596,614
		197,220,542
Leisure Goods — 0.7%
Electronic Arts, Inc.	99,443	15,009,926
Pool Corp.	29,861	11,169,209
YETI Holdings, Inc. *	123,189	5,093,865
		31,273,000
Life Insurance — 0.5%
Aflac, Inc.	190,231	18,144,233
Primerica, Inc.	13,109	3,300,453
		21,444,686
Media — 0.1%
Sirius XM Holdings, Inc. (a)	1,329,331	4,586,192
Medical Equipment & Services — 2.1%
Abbott Laboratories	230,363	24,404,656
Agilent Technologies, Inc.	113,205	16,007,187
Bio-Techne Corp.	22,784	1,858,946
Edwards Lifesciences Corp. *	172,372	10,868,055
Hologic, Inc. *	157,579	12,860,022
IDEXX Laboratories, Inc. *	28,816	13,719,874

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
ResMed, Inc.	64,031	13,654,611
Solventum Corp. *	33,609	1,978,898
		95,352,249
Non-life Insurance — 4.0%
American Financial Group, Inc.	47,869	6,268,924
Aon plc, Class A	55,104	18,102,215
Arch Capital Group Ltd. *	146,341	14,016,541
Arthur J Gallagher & Co.	66,226	18,774,409
Brown & Brown, Inc.	134,152	13,338,733
Chubb Ltd.	84,194	23,208,918
Fidelity National Financial, Inc.	153,561	8,508,815
Hartford Financial Services Group, Inc. (The)	92,554	10,266,090
Marsh & McLennan Cos., Inc.	119,530	26,603,792
Progressive Corp. (The)	45,043	9,644,607
RLI Corp.	19,764	2,976,261
Travelers Cos., Inc. (The)	78,320	16,951,581
WR Berkley Corp.	216,618	11,942,150
		180,603,036
Non-Renewable Energy — 3.8%
Antero Midstream Corp.	103,969	1,492,995
Chevron Corp.	214,299	34,388,561
ConocoPhillips	166,157	18,476,658
Coterra Energy, Inc.	430,253	11,100,527
EOG Resources, Inc.	130,149	16,502,893
Exxon Mobil Corp.	677,271	80,317,568
Marathon Petroleum Corp.	24,988	4,423,376
Texas Pacific Land Corp.	3,882	3,279,902
		169,982,480
Personal Care, Drug & Grocery Stores — 2.9%
Church & Dwight Co., Inc.	67,309	6,596,955
Clorox Co. (The)	71,064	9,375,474
Colgate-Palmolive Co.	218,986	21,721,221
Kimberly-Clark Corp.	112,196	15,152,070
McKesson Corp.	17,774	10,966,913
Procter & Gamble Co. (The)	413,204	66,426,675
		130,239,308
Personal Goods — 0.8%
Carter's, Inc.	122,113	7,393,942
Deckers Outdoor Corp. *	12,552	11,580,852
NIKE, Inc., Class B	64,728	4,845,538
Skechers U.S.A., Inc., Class A *	85,452	5,565,489
Tapestry, Inc.	191,978	7,696,398
		37,082,219
Pharmaceuticals, Biotechnology & Marijuana Producers — 8.3%
AbbVie, Inc.	331,580	61,448,406

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Amgen, Inc.	113,875	37,860,021
Bristol-Myers Squibb Co.	516,912	24,584,335
Gilead Sciences, Inc.	329,694	25,076,526
Incyte Corp. *	141,791	9,226,340
Jazz Pharmaceuticals plc *	36,978	4,076,824
Johnson & Johnson	440,998	69,611,534
Medpace Holdings, Inc. *	25,261	9,662,838
Merck & Co., Inc.	467,904	52,933,980
Regeneron Pharmaceuticals, Inc. *	24,901	26,872,910
Vertex Pharmaceuticals, Inc. *	58,931	29,213,275
Zoetis, Inc.	109,724	19,754,709
		370,321,698
Real Estate Investment & Services — 0.1%
CoStar Group, Inc. *	42,418	3,309,452
Real Estate Investment Trusts — 2.4%
Camden Property Trust	40,250	4,457,688
Crown Castle, Inc.	59,545	6,554,714
CubeSmart	53,043	2,523,786
Equity LifeStyle Properties, Inc.	96,774	6,646,438
Equity Residential	55,451	3,861,053
Extra Space Storage, Inc.	69,016	11,016,334
Gaming and Leisure Properties, Inc.	66,792	3,352,958
Host Hotels & Resorts, Inc.	542,961	9,507,247
Lamar Advertising Co., Class A	89,591	10,738,377
Mid-America Apartment Communities, Inc.	64,553	9,022,573
Public Storage	54,248	16,053,068
Simon Property Group, Inc.	79,377	12,179,607
Weyerhaeuser Co.	346,448	11,003,189
		106,917,032
Retailers — 5.9%
AutoZone, Inc. *	5,681	17,802,493
Best Buy Co., Inc.	80,814	6,992,027
Costco Wholesale Corp.	80,220	65,940,840
Dick's Sporting Goods, Inc.	42,904	9,282,280
Home Depot, Inc. (The)	181,843	66,947,319
O'Reilly Automotive, Inc. *	17,220	19,395,575
Ross Stores, Inc.	110,055	15,763,178
TJX Cos., Inc. (The)	259,191	29,293,767
Tractor Supply Co.	20,300	5,345,396
Ulta Beauty, Inc. *	19,929	7,271,893
Walmart, Inc.	124,733	8,561,673
Williams-Sonoma, Inc.	77,756	12,027,298
		264,623,739
Software & Computer Services — 22.2%
Adobe, Inc. *	77,851	42,946,504
Akamai Technologies, Inc. *	96,860	9,519,401

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Alphabet, Inc., Class A	491,718	84,349,306
Amdocs Ltd.	117,990	10,320,585
ANSYS, Inc. *	26,088	8,181,979
AppLovin Corp., Class A *	153,567	11,840,016
Aspen Technology, Inc. *	21,533	4,047,127
Atlassian Corp., Class A *	64,557	11,398,830
Autodesk, Inc. *	62,210	15,398,219
Bentley Systems, Inc., Class B	107,301	5,229,851
Cadence Design Systems, Inc. *	67,681	18,115,496
CCC Intelligent Solutions Holdings, Inc. *	210,717	2,161,956
Cognizant Technology Solutions Corp., Class A	202,195	15,302,118
Crowdstrike Holdings, Inc., Class A *	52,220	12,112,951
Datadog, Inc., Class A *	106,044	12,347,763
DocuSign, Inc. *	203,046	11,264,992
Dolby Laboratories, Inc., Class A	102,310	8,057,936
DoorDash, Inc., Class A *	119,604	13,242,555
DoubleVerify Holdings, Inc. *	253,389	5,351,576
Dropbox, Inc., Class A *	433,568	10,370,947
DXC Technology Co. *	269,746	5,486,634
Dynatrace, Inc. *	185,223	8,134,994
EPAM Systems, Inc. *	32,526	6,997,318
F5, Inc. *	55,201	11,241,132
Fortinet, Inc. *	228,539	13,264,404
Gartner, Inc. *	30,579	15,325,889
Gen Digital, Inc.	259,664	6,748,667
Guidewire Software, Inc. *	29,536	4,432,468
Hewlett Packard Enterprise Co.	389,088	7,746,742
International Business Machines Corp.	158,603	30,473,980
Intuit, Inc.	57,496	37,220,036
Leidos Holdings, Inc.	49,765	7,186,066
Manhattan Associates, Inc. *	42,521	10,859,013
Match Group, Inc. *	176,073	6,715,424
Meta Platforms, Inc., Class A	172,434	81,876,836
Microsoft Corp.	196,371	82,151,808
Nutanix, Inc., Class A *	115,635	5,840,724
Okta, Inc. *	70,803	6,651,234
Oracle Corp.	259,027	36,121,315
Palantir Technologies, Inc., Class A *	496,242	13,343,947
Palo Alto Networks, Inc. *	74,620	24,231,353
Paycom Software, Inc.	51,321	8,559,830
Pegasystems, Inc.	82,024	5,718,713
Pinterest, Inc., Class A *	232,284	7,421,474
Procore Technologies, Inc. *	83,230	5,911,827
RingCentral, Inc., Class A *	297,929	10,442,411
Roper Technologies, Inc.	23,374	12,732,987
Salesforce, Inc.	185,675	48,052,690
Science Applications International Corp.	72,155	8,976,082
ServiceNow, Inc. *	41,088	33,461,656

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Smartsheet, Inc., Class A *	122,381	5,869,393
Snowflake, Inc., Class A *	79,958	10,424,924
SS&C Technologies Holdings, Inc.	83,254	6,073,379
Synopsys, Inc. *	36,877	20,589,167
Teradata Corp. *	239,091	7,751,330
Toast, Inc., Class A *	255,506	6,684,037
Twilio, Inc., Class A *	105,331	6,228,222
Tyler Technologies, Inc. *	15,344	8,717,080
UiPath, Inc., Class A *	432,926	5,268,709
VeriSign, Inc. *	58,207	10,885,291
Workday, Inc., Class A *	51,402	11,674,422
Zoom Video Communications, Inc., Class A *	111,353	6,725,721
ZoomInfo Technologies, Inc. *	396,228	4,501,150
Zscaler, Inc. *	36,842	6,607,613
		992,888,200
Technology Hardware & Equipment — 13.1%
Amphenol Corp., Class A	313,967	20,175,519
Analog Devices, Inc.	115,909	26,819,024
Apple, Inc.	409,257	90,887,795
Applied Materials, Inc.	166,516	35,334,695
Broadcom, Inc.	482,759	77,569,716
CDW Corp.	41,939	9,147,315
Cirrus Logic, Inc. *	49,803	6,498,295
Dell Technologies, Inc., Class C	68,070	7,738,198
Entegris, Inc.	54,267	6,419,243
HP, Inc.	264,020	9,528,482
IPG Photonics Corp. *	56,190	4,517,676
Jabil, Inc.	56,566	6,373,291
KLA Corp.	31,820	26,190,087
Lam Research Corp.	28,158	25,940,276
Lattice Semiconductor Corp. *	165,845	8,789,785
MACOM Technology Solutions Holdings, Inc. *	48,503	4,894,923
Marvell Technology, Inc.	183,444	12,287,079
Microchip Technology, Inc.	178,925	15,884,962
Monolithic Power Systems, Inc.	12,180	10,512,436
NetApp, Inc.	70,616	8,966,820
NVIDIA Corp.	659,391	77,161,935
Pure Storage, Inc., Class A *	174,153	10,436,989
Qorvo, Inc. *	71,542	8,570,732
QUALCOMM, Inc.	216,870	39,242,627
Skyworks Solutions, Inc.	97,472	11,074,769
TD SYNNEX Corp.	44,361	5,286,500
Teradyne, Inc.	84,057	11,024,916
Vertiv Holdings Co., Class A	99,354	7,819,160
		585,093,245

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — 1.1%
Cisco Systems, Inc.	831,121	40,267,812
Motorola Solutions, Inc.	25,154	10,034,434
		50,302,246
Telecommunications Service Providers — 0.8%
AT&T, Inc.	709,011	13,648,462
Verizon Communications, Inc.	553,897	22,443,906
		36,092,368
Tobacco — 0.5%
Altria Group, Inc.	467,741	22,923,987
Travel & Leisure — 4.1%
Airbnb, Inc., Class A *	104,255	14,549,828
Booking Holdings, Inc.	7,647	28,408,682
Boyd Gaming Corp.	71,688	4,363,649
Choice Hotels International, Inc. (a)	59,511	7,584,677
Darden Restaurants, Inc.	65,397	9,566,927
Expedia Group, Inc. *	70,657	9,020,779
Live Nation Entertainment, Inc. *	82,585	7,943,851
Madison Square Garden Sports Corp. *	33,804	6,774,660
Marriott International, Inc., Class A	73,291	16,659,044
McDonald's Corp.	148,151	39,319,275
Starbucks Corp.	270,618	21,094,673
Wyndham Hotels & Resorts, Inc.	49,950	3,782,214
Yum! Brands, Inc.	101,018	13,418,221
		182,486,480
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	47,486	11,336,333
Republic Services, Inc.	78,452	15,244,792
Waste Management, Inc.	106,051	21,492,296
		48,073,421
Total Common Stocks (Cost $3,998,472,383)		4,464,232,212
Short-Term Investments — 0.9%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)(Cost $6,536,775)	6,536,775	6,536,775
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.40% (b) (c)	29,394,960	29,397,900

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	3,536,694	3,536,694
Total Investment of Cash Collateral from Securities Loaned (Cost $32,933,394)		32,934,594
Total Short-Term Investments (Cost $39,470,169)		39,471,369
Total Investments — 100.7% (Cost $4,037,942,552)		4,503,703,581
Liabilities in Excess of Other Assets — (0.7)%		(29,621,779)
NET ASSETS — 100.0%		4,474,081,802

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $32,067,072.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	30	09/20/2024	USD	8,337,375	86,181

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,503,703,581	$—	$—	$4,503,703,581
Appreciation in Other Financial Instruments
Futures Contracts (a)	$86,181	$—	$—	$86,181

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$84,512,218	$167,000,001	$222,100,299	$(19,019)	$4,999	$29,397,900	29,394,960	$2,915,925	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	10,755,358	111,578,983	118,797,647	—	—	3,536,694	3,536,694	371,186	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,995,808	66,043,458	61,502,491	—	—	6,536,775	6,536,775	256,473	—
Total	$97,263,384	$344,622,442	$402,400,437	$(19,019)	$4,999	$39,471,369		$3,543,584	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.